Pre-IPO Preferred Shares	12 Months Ended
Dec. 31, 2018
Pre-IPO Preferred Shares
Pre-IPO Preferred Shares

16. Pre-IPO Preferred Shares

The Pre-IPO Series A, A+, B, C, C1/C2 and D1/D2 Preferred Shares are collectively referred to as the “Pre-IPO Preferred Shares”.

The key terms of the Pre-IPO Preferred Shares are as follows:

Conversion right

The Pre-IPO Preferred Shares are convertible, at the option of the holders, into the Company’s ordinary shares at an initial conversion ratio of 1:1 at any time after the original issuance date. In the event that the Company issues additional ordinary shares at a price lower than the then-applicable conversion price for the Pre-IPO Preferred Shares, the conversion price of the Pre-IPO Preferred Shares shall be adjusted. The conversion prices are also subject to adjustments upon certain dilution events. In addition, the Pre-IPO Preferred Shares are automatically convertible into such number of ordinary shares of the Company as shall be determined by reference to the then effective and applicable conversion ratio upon the earlier of (i) the closing of a qualified IPO as defined in the Fifth Memorandum and Articles of Association, or (ii) the date specified by written consent or agreement of holders of a majority of the outstanding Pre-IPO Preferred Shares, each voting as a separate class.

Redemption right

Prior to the issuance of Pre-IPO Series B Preferred Shares, the Pre-IPO Series A Preferred Shares were redeemable only upon a liquidation event or deemed liquidation events, as defined in the Fifth Memorandum and Articles of Association. The redemption price shall be the one hundred and fifty percent (150%) of the issue price of Pre-IPO Series A Preferred Shares and all declared but unpaid dividend. The redemption price of Pre-IPO Series A+ Preferred Shares shall be the issue price of Pre-IPO Series A+ Preferred Shares plus a seven percent (7%) annualized interest and all declared but unpaid dividends for Pre-IPO Series A+ Preferred Shares.

Upon the issuance of Pre-IPO Series B Preferred Shares, Pre-IPO Series A+ and Pre-IPO Series A Preferred Shares were modified to be redeemable, at the holder’s discretion, at any time (i) after the five (5) year anniversary of the date on which Pre-IPO Series B Preferred Shares were issued, and (ii) there is a material breach by any group company or any Founding Shareholder. The redemption price shall be (i) the respective issue price per share plus a seven percent (7%) annualized interest and all declared but unpaid dividends for Pre-IPO Series B and Pre-IPO Series A+ Preferred Shares, and (ii) one hundred and fifty percent (150%) of the issue price per share and all declared but unpaid dividends for Pre-IPO Series A Preferred Shares.

Upon the issuance of Pre-IPO Series C Preferred Shares, Pre-IPO Series B, Pre-IPO Series A+ and Pre-IPO Series A Preferred Shares were modified to be redeemable, at the holder’s discretion, at any time (i) after the five (5) year anniversary of the date on which Pre-IPO Series C Preferred Shares were issued, and (ii) there is a material breach by any group company or any Founding Shareholder. The redemption price shall be (i) the respective issue price per share plus a seven percent (7%) annualized interest and all declared but unpaid dividends for Pre-IPO Series C, Pre-IPO Series B and Pre-IPO Series A+ Preferred Shares, and (ii) one hundred and fifty percent (150%) of the issue price per share and all declared but unpaid dividends for Pre-IPO Series A Preferred Shares.

Upon the issuance of Pre-IPO Series C1 and Pre-IPO Series C2 Preferred Shares, Pre-IPO Series C, Pre-IPO Series B, Pre-IPO Series A+ and Pre-IPO Series A Preferred Shares were modified to be redeemable, at the holder’s discretion, at any time (i) after the five (5) year anniversary of the date on which Pre-IPO Series C1 and Pre-IPO Series C2 Preferred Shares were issued, and (ii) there is a material breach by any group company or any Founding Shareholder. The redemption price shall be (i) the respective issue price per share plus a seven percent (7%) annualized interest and all declared but unpaid dividends for Pre-IPO Series C2, Pre-IPO Series C1, Pre-IPO Series C, Pre-IPO Series B and Pre-IPO Series A+ Preferred Shares, and (ii) one hundred and fifty percent (150%) of the issue price per share and all declared but unpaid dividends for Pre-IPO Series A Preferred Shares.

Upon the issuance of Pre-IPO Series D1 and Pre-IPO Series D2 Preferred Shares, Pre-IPO Series C1, Pre-IPO Series C2, Pre-IPO Series C, Pre-IPO Series B, Pre-IPO Series A+ and Pre-IPO Series A Preferred Shares were modified to be redeemable, at the holder’s discretion, at any time (i) after the five  (5) year anniversary of the date on which Pre-IPO Series D1 and Pre-IPO Series D2 Preferred Shares were issued, and (ii) there is a material breach by any group company or any Founding Shareholder. The redemption price shall be (i) the respective issue price per share plus a seven percent (7%) annualized interest and all declared but unpaid dividends for Pre-IPO Series D2, Pre-IPO Series D1, Pre-IPO Series C2, Pre-IPO Series C1, Pre-IPO Series C, Pre-IPO Series B and Pre-IPO Series A+ Preferred Shares, and (ii) one hundred and fifty percent (150%) of the issue price per share and all declared but unpaid dividends for Pre-IPO Series A Preferred Shares.

Deemed dividends to shareholders of Pre-IPO Preferred Shares

Concurrent with the issuance of Pre-IPO Series D1/D2 Preferred Shares in May 2017, the Company redesignated 11,301,189 Pre-IPO Series C Preferred Shares hold by Pre-IPO Series C Preferred Shares investors ("old investors"), into Pre-IPO Series D1 Preferred Shares, which was then sold to new investors, at the price of US$70.0 million (RMB480.4 million). The Company did not receive any proceeds from this transaction. The difference between the purchase price paid by the new investors to the old investors, and the carrying value of the 11,301,189 Pre-IPO Series C Preferred Shares, of RMB129.2 million, is accounted for as deemed dividend to the holders of old investors which were recorded against additional paid-in capital.

Upon the completion of the Company’s IPO, all of the issued and outstanding Pre-IPO Preferred Shares were redesignated into Class Y Ordinary Shares and Class Z Ordinary Shares, respectively. See Note 15 for additional information.

The Group’s Pre-IPO Preferred Shares activities for the year ended December 31, 2016 are summarized below:

	Pre-IPO Series A		Pre-IPO Series A+		Pre-IPO Series B		Pre-IPO Series C		Pre-IPO Series C1		Pre-IPO Series C2		Pre-IPO Series D1		Pre-IPO Series D2
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Total Mezzanine Equity
	Number		Number		Number		Number		Number		Number		Number		Number		Number
	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount
	RMB in thousands, except for share data
Balance as of December 31, 2015	10,264,246	22,511	15,514,706	78,860	22,794,876	282,188	39,297,373	1,010,918	—	—	—	—	—	—	—	—	87,871,201	1,394,477
Issuance of Pre-IPO Preferred Shares	—	—	—	—	—	—	—	—	41,480,769	1,251,315	954,605	32,821	—	—	—	—	42,435,374	1,284,136
Repurchase of Pre-IPO Preferred Shares	(3,185,744)	(7,939)	(871,425)	(4,903)	—	—	—	—	—	—	—	—	—	—	—	—	(4,057,169)	(12,842)
Share-based compensation in connection with re-designation of Pre-IPO Ordinary Shares to Pre-IPO Preferred Shares	—	—	—	—	—	—	—	—	1,104,535	33,909	—	—	—	—	—	—	1,104,535	33,909
Accretion to Pre-IPO Preferred Shares redemption value	—	1,068	—	5,392	—	20,069	—	74,236	—	59,672	—	1,496	—	—	—	—	—	161,933
Balance as of December 31, 2016	7,078,502	15,640	14,643,281	79,349	22,794,876	302,257	39,297,373	1,085,154	42,585,304	1,344,896	954,605	34,317	—	—	—	—	127,353,941	2,861,613

The Group’s Pre-IPO Preferred Shares activities for the year ended December 31, 2017 are summarized below:

	Pre-IPO Series A		Pre-IPO Series A+		Pre-IPO Series B		Pre-IPO Series C		Pre-IPO Series C1		Pre-IPO Series C2		Pre-IPO Series D1		Pre-IPO Series D2
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Total Mezzanine Equity
	Number		Number		Number		Number		Number		Number		Number		Number		Number
	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount
	RMB in thousands, except for share data
Balance as of December 31, 2016	7,078,502	15,640	14,643,281	79,349	22,794,876	302,257	39,297,373	1,085,154	42,585,304	1,344,896	954,605	34,317	—	—	—	—	127,353,941	2,861,613
Issuance of Pre-IPO Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	1,154,643	49,086	13,759,564	689,069	14,914,207	738,155
Redesignation of Pre-IPO Series C Preferred Shares to Pre-IPO Series D1 Preferred Shares	—	—	—	—	—	—	(11,301,189)	(351,928)	—	—	—	—	11,301,189	481,172	—	—	—	129,244
Share based compensation in connection with redesignation of Pre-IPO Ordinary Shares to Pre-IPO Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	—	10,474	—	—	—	10,474
Redesignation of Pre-IPO Ordinary Shares to Pre-IPO Series D1 Preferred Shares	—	—	—	—		—	—	—	—	—	—	—	645,357	17,003	—	—	645,357	17,003
Accretion to Pre-IPO Preferred Shares redemption value	—	985	—	6,332	—	23,302	—	64,129	—	97,455	—	2,446	—	28,650	—	35,255	—	258,554
Balance as of December 31, 2017	7,078,502	16,625	14,643,281	85,681	22,794,876	325,559	27,996,184	797,355	42,585,304	1,442,351	954,605	36,763	13,101,189	586,385	13,759,564	724,324	142,913,505	4,015,043

The Group’s Pre-IPO Preferred Shares activities for the year ended December 31, 2018 are summarized below:

	Pre-IPO Series A		Pre-IPO Series A+		Pre-IPO Series B		Pre-IPO Series C		Pre-IPO Series C1		Pre-IPO Series C2		Pre-IPO Series D1		Pre-IPO Series D2
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Total Mezzanine Equity
	Number		Number		Number		Number		Number		Number		Number		Number		Number
	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount	of shares	Amount
		RMB		RMB		RMB		RMB		RMB		RMB		RMB		RMB		RMB
Balance as of December 31, 2017	7,078,502	16,625	14,643,281	85,681	22,794,876	325,559	27,996,184	797,355	42,585,304	1,442,351	954,605	36,763	13,101,189	586,385	13,759,564	724,324	142,913,505	4,015,043
Accretion to Pre-IPO Preferred Shares redemption value	—	242	—	1,448	—	5,328	—	13,633	—	23,024	—	578	—	9,124	—	11,228	—	64,605
Redesignation of Pre-IPO Preferred Shares into Class Y Ordinary Shares	—	—	—	—	—	—	—	—	(1,104,535)	(38,007)	—	—	—	—	—	—	(1,104,535)	(38,007)
Redesignation of Pre-IPO Preferred Shares into Class Z Ordinary Shares	(7,078,502)	(16,867)	(14,643,281)	(87,129)	(22,794,876)	(330,887)	(27,996,184)	(810,988)	(41,480,769)	(1,427,368)	(954,605)	(37,341)	(13,101,189)	(595,509)	(13,759,564)	(735,552)	(141,808,970)	(4,041,641)
Balance as of December 31, 2018	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—